Share Capital and Reserves (Schedule of Stock Options Activities) (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at December 31,	9,317,296	9,251,640
Exercised	(355,000)	(2,415,666)
Granted	1,921,424	2,799,256
Expired	(545,000)	(292,934)
Cancelled		(25,000)
Outstanding at December 31,	10,338,720	9,317,296
Weighted average exercise price outstanding at December 31, | $ / shares	$ 1.75	$ 1.43
Exercised | $ / shares	0.76	0.87
Granted | $ / shares	1.72	2.10
Expired | $ / shares	2.12	2.12
Cancelled | $ / shares		2.11
Weighted average exercise price outstanding at December 31, | $ / shares	$ 1.76	$ 1.75
Number of RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at December 31,	567,110
Vested	(113,208)
Granted	664,730	567,110
Cancelled	(155,284)
Outstanding at December 31,	963,348	567,110